Impairment Charges (Tables)	12 Months Ended
Dec. 31, 2015
Impairment Charges
Summary of Impairment Charges
	2015	2014	2013
Project assets (Note 2(k))	10,853	—	—
Investment in affiliates	—	—	7,500

Total of impairment charges	10,853	—	7,500